Fair Value Measurements (Details) - Schedule of change in the level 3 fair value of the derivative warrant liabilities - USD ($)	3 Months Ended	7 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Schedule of change in the level 3 fair value of the derivative warrant liabilities [Abstract]
Warrant liabilities at May 22, 2020	$ 16,698,635
Issuance of Public and Private warrants		15,776,805
Change in fair value of warrant liabilities	(11,150,880)	921,830
Warrant liabilities at December 31, 2020	$ 5,547,755	$ 16,698,635